Organization and Business Activity (Details Narrative) - shares			12 Months Ended
	Mar. 17, 2017	Dec. 15, 2016	Dec. 31, 2017
Number of shares sold		475,681
Number of shares issued for pre split		11,891,976
Reverse stock split		1-for-25 reverse stock split ("Reverse Split") of the issued and outstanding shares of the common stock of the Company. As a result of the reverse split, the previous issued and outstanding shares of common stock became 580,052 shares; no shareholder was reversed below 100 shares, and all fractional shares resulting from the reverse split were rounded up to the next whole share.
Number of shares issued, post reverse split		580,052
Number of shares issued to satisfy an issuance commitment			24,000
Definitive Agreement [Member] | PRIVCO [Member]
Number of common stock shares issued	17,285,800
Number of shares retired	475,681
Number of shares issued to satisfy an issuance commitment	500,000
Shares equivalent to issuance recapitalization	604,371